Share-Based Compensation (Details) ¥ in Thousands				6 Months Ended	12 Months Ended
	Oct. 13, 2020 shares	Sep. 01, 2020 shares	Sep. 19, 2019 shares	Jun. 30, 2022 CNY (¥) $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Apr. 21, 2022 $ / shares
Share-Based Compensation (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares							$ 0.002
Percenatge of award options		50.00%
Aggregated grant fair value (in Yuan Renminbi) | ¥					¥ 275,402	¥ 575,788
Share incentive, description				In May 2021, the Group acquired 100% equity interests of Guangdong Wanhe Green Technology Co., Ltd (“Guangdong Wanhe”) and Share Incentive in term of the Group’s share of RMB 29.0 million were awarded to certain management of Guangdong Wanhe. The management may be entitled to receive the Share Incentive as follows: (a) 40% of the Share Incentive and an additional share award of RMB 1.15 million if the revenue of Guangdong Wanhe exceeds RMB30,000,000 for the period from acquisition date through December 31, 2021 pursuant to the audited consolidated financial statements of Guangdong Wanhe; (b) 40% of the Share Incentive if the revenue of Guangdong Wanhe exceeds RMB55,000,000 in the fiscal year of 2022 pursuant to the audited consolidated financial statements of Guangdong Wanhe as of and for the fiscal year ended December 31, 2022; (c) 20% of the Share Incentive if the revenue of Guangdong Wanhe exceeds RMB65,000,000 in the fiscal year of 2023 pursuant to the audited consolidated financial statements of Guangdong Wanhe as of and for the fiscal year ended December 31, 2023. In addition, shares valued at 5% of the overfulfilled revenue should be awarded for each performance evaluation period. The Share Incentive should be automatically forfeited if the employment terminates during the performance evaluation period.
2019 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Granted share (in Shares) | shares	191,062	1,843,899	13,870,231
Award option vested description				In connection with the SPAC Transaction, the Company adopted the 2020 Plan on November 17, 2020 (the “Replacement Date”), which is also the effective date of the SAPC Transaction to assume and replace the 2019 Plan. The Company rolled over options granted under the 2019 Plan with nearly the same terms. One option granted under the 2019 Plan was assumed and replaced by 0.4783 option under the 2020 Plan and the exercise price of the options was increased from $0.0001 per share to $0.00021 (0.0001 divided by 0.4783) per share (from $0.002 per share to $0.00418 retrospectively restated for effect of share consolidation on April 21, 2022). The 2020 Plan provides for the issuance of up to an aggregate of 7,188,661 of Class A ordinary shares (359,433 of its share options retrospectively restated for effect of share consolidation on April 21, 2022).
April 21, 2022 [Member]
Share-Based Compensation (Details) [Line Items]
Granted share (in Shares) | shares	9,553	92,195	693,512
2020 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Closing stock price (in Dollars per share) | $ / shares				$ 3.55
Unrecognized compensation cost related to unvested share options (in Yuan Renminbi) | ¥				$ 30,848
Weighted average period				1 year 5 months 1 day
Earn-out compensation from SPAC transaction description				In connection with SPAC Transaction, 4,000,000 Earnout Shares (200,000 of its earnout shares retrospectively restated for effect of share consolidation on April 21, 2022) were granted to certain shareholders of Ucommune Group as disclosed in Note 1 (b).
April 21, 2022 [Member]
Share-Based Compensation (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares							$ 0.0001
First Anniversary Date [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of options vested		30.00%
Second Anniversary Date [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of options vested		20.00%
2020 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Aggregated grant fair value (in Yuan Renminbi) | ¥					¥ 98,430
Type 1 [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of options vested				100.00%
Type 2 [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of options vested				50.00%
Type 2 [Member] | First Anniversary Date [Member]
Share-Based Compensation (Details) [Line Items]
Percenatge of award options				50.00%
Type 3 [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of options vested				50.00%
Type 3 [Member] | IPO [Member]
Share-Based Compensation (Details) [Line Items]
Percenatge of award options		100.00%
Type 3 [Member] | First Anniversary Date [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of options vested				30.00%
Type 3 [Member] | Second Anniversary Date [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of options vested				20.00%
Type 4 [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of options vested				50.00%
Type 4 [Member] | First Anniversary Date [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of options vested				30.00%
Type 4 [Member] | Second Anniversary Date [Member]
Share-Based Compensation (Details) [Line Items]
Percentage of options vested				20.00%